Prima facie tax reconciliation Summary of prima facie tax reconciliation (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Major components of tax expense (income) [abstract]
Applicable tax rate	19.00%	19.00%
Profit before taxation	$ 5,186	$ 6,732
Deduct: share of profit after tax of equity accounted units	(208)	(326)
Parent companies' and subsidiaries' profit before tax	4,978	6,406
Prima facie tax payable at UK rate of 19 per cent (2018: 19 per cent)	946	1,217
Higher rate of tax on Australian underlying earnings	710	553
Impact of items excluded in arriving at underlying earnings:
– Impairment charges(b)	462	(2)
– Net gains on consolidation and disposal of interests in businesses	0	(3)
– Exchange and gains/losses on certain derivatives	(7)	20
Tax charge relating to expected divestments	0	472
Write-down of previously recognised deferred tax assets in Mongolia	5	0
Other tax rates applicable outside the UK and Australia on underlying earnings	(19)	(55)
Amounts under/(over) provided in prior years	92	(71)
Other items	66	102
Total taxation charge	2,255	2,233
Tax charges	$ 118	$ 185